Remuneration and other benefits paid to the Bank’s directors and senior managers - Remuneration by Director - Multiannual (Details) € in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 EUR (€)
Mr. Rodrigo Echenique Gordillo
Remuneration of key personnel
Compensation received as a non-executive director	€ 666
Mr. Alvaro Cardoso De Souza
Remuneration of key personnel
Compensation received as a non-executive director	€ 397	R$ 1,752
Deferred variable compensation plan linked to multiannual objectives
Remuneration of key personnel
Fair value of plan, initial achievement	70.00%	70.00%
Deferred variable compensation plan linked to multiannual objectives | Minimum
Remuneration of key personnel
Reasonable initial achievement ratio	60.00%	60.00%
Deferred variable compensation plan linked to multiannual objectives | Maximum
Remuneration of key personnel
Reasonable initial achievement ratio	80.00%	80.00%
Deferred variable compensation plan linked to multiannual objectives | Directors
Remuneration of key personnel
Variable compensation subject to Long-term objectives, in cash	€ 1,621
Variable compensation subject to Long-term objectives, in shares	1,621
Total	€ 3,242		€ 4,100
Number of years of compensation subject to conditions of continued service	3 years	3 years
Deferred variable compensation plan linked to multiannual objectives | Directors | Ms. Ana Botin-Sanz de Sautuola y O'Shea
Remuneration of key personnel
Variable compensation subject to Long-term objectives, in cash	€ 821
Variable compensation subject to Long-term objectives, in shares	821
Total	1,642		1,864
Deferred variable compensation plan linked to multiannual objectives | Directors | Mr. Jose Antonio Alvarez Alvarez
Remuneration of key personnel
Variable compensation subject to Long-term objectives, in cash	548
Variable compensation subject to Long-term objectives, in shares	548
Total	1,096		1,246
Deferred variable compensation plan linked to multiannual objectives | Directors | Mr. Rodrigo Echenique Gordillo
Remuneration of key personnel
Variable compensation subject to Long-term objectives, in cash	252
Variable compensation subject to Long-term objectives, in shares	252
Total	€ 504		€ 990